Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu (excluding Sohu Video), Changyou and Sohu Video) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,939,000	$ 8,578,000	$ 14,480,000
Capitalized share-based compensation expense	0	0	0
Sohu (excluding Fox Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	677,000	1,849,000	2,633,000
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,262,000	7,773,000	12,545,000
Sohu Video [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ (1,044,000)	$ (698,000)